Operating Expenses - Summary of Consolidated Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Administrative expenses	[1],[2]	$ 1,371	$ 1,327	$ 1,346
Selling expenses	[2]	415	434	390
Administrative and selling expenses		1,786	1,761	1,736
Distribution and logistics expenses		1,736	1,824	1,854
Operating expenses		$ 3,522	$ 3,585	$ 3,590

[1]	All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2024, 2023 and 2022, the total combined expenses of these departments recognized within administrative expenses were $59, $55, and $42, respectively.
[2]	In 2024, 2023 and 2022, administrative expenses include depreciation and amortization of $173, $161 and $138, respectively, and selling expenses include depreciation and amortization of $54 in 2024, $44 in 2023 and $40 in 2022.